Stock-Based Compensation - Stock Options Outstanding (Parenthetical) (Detail) (USD $)	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options exercisable (shares)	52,130,325	[1]	57,710,802	60,158,853
Options exercisable Weighted-Average Exercise Price (usd per share)	$ 34.00	[1]	$ 33.95	$ 35.21

[1]	At Dec. 31, 2012 and 2011, 57,710,802 and 60,158,853 options were exercisable at an average price per common share of $33.95 and $35.21, respectively.Aggregate intrinsic value of options(in millions)2013 2012 2011Outstanding at Dec. 31,$336 $123 $22Exercisable at Dec. 31,$212 $64 $11